Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Available-for-sale	£ 46	£ 37	£ 39
Fair value through profit or loss	7	7	7
Non-current assets	53	44	46
Current assets
Available-for-sale	2,575	1,437	2,878
Loans and receivables	447	83	40
Current financial assets	£ 3,022	£ 1,520	£ 2,918